Statement of Cash Flows (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities:
Net income	$ 21,430	$ 45,072
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	13	115
Depreciation and amortization	18,302	17,003
Amortization of grants	(59)	(77)
Share compensation expense	4,137	3,703
Deferred taxes	(2,296)	(1,451)
Changes in assets and liabilities:
Decrease in accounts receivable	3,949	19,195
(Increase)/decrease in unbilled revenue	(42,576)	12,398
Increase in other receivables	(4,831)	(243)
Increase in prepayments and other current assets	(1,188)	(3,662)
Increase in other non current assets	(185)	(626)
Decrease in payments on account	(316)	(20,784)
Increase/(decrease) in other current liabilities	1,537	(8,527)
(Decrease)/increase in other non current liabilities	(191)	472
(Increase)/decrease in income taxes receivable	314	(6,661)
Decrease in accounts payable	(9,699)	(4,107)
Net cash (used in)/provided by operating activities	(11,659)	51,820
Cash flows from investing activities:
Purchase of property, plant and equipment	(13,097)	(16,969)
Purchase of subsidiary undertakings	(33,227)	(1,161)
Cash acquired with subsidiary undertakings	6,335
Purchase of short term investments	(40,000)	(30,260)
Sale of short term investments		79,487
Net cash (used in)/provided by investing activities	(79,989)	31,097
Cash flows from financing activities:
Proceeds from exercise of share options	2,358	8,996
Share issuance costs	(66)	(28)
Tax benefit from the exercise of share options	285	2,179
Repayment of other liabilities		(160)
Net cash provided by financing activities	2,577	10,987
Effect of exchange rate movements on cash	8,929	(17,943)
Net (decrease)/increase in cash and cash equivalents	(80,142)	75,961
Cash and cash equivalents at beginning of period	255,706	144,801
Cash and cash equivalents at end of period	$ 175,564	$ 220,762